Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000142756 | International Business Machines8263605
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142756 | Verizon Communications8263698
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142756 | AT&T8263489
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142756 | Cisco Systems8263525
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142756 | Gilead Sciences8263582
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142756 | Bank of New York Mellon8263500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142756 | Amdocs8263475
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142756 | Kroger8263624
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142756 | Comcast8263529
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142756 | Hartford Financial Services Group8263591
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000142756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000142756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000142756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000142757 | International Business Machines8263605
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142757 | Verizon Communications8263698
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142757 | AT&T8263489
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142757 | Cisco Systems8263525
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142757 | Gilead Sciences8263582
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142757 | Bank of New York Mellon8263500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142757 | Amdocs8263475
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142757 | Kroger8263624
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142757 | Comcast8263529
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142757 | Hartford Financial Services Group8263591
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142757 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142757 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000142757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000142757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000142757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%